Joseph P. Richardson Direct: (602) 364-7454 jprichardson@bryancave.com

June 10, 2005

VIA FACSIMILE AND U.S. MAIL

Pamela A. Long
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Mobile Mini, Inc.
Amendment No. 1 to the
Registration Statement on Form S-3
Filed June 10, 2005
File No. 333-124612

Dear Ms. Long:

Mobile Mini, Inc., a Delaware corporation (the “Company” or “we” in the responses below), is in receipt of the Staff’s letter dated May 31, 2005 (the “Letter”), regarding the Staff’s review of, and comment on, the Company’s Form S-3 filing. For convenience, we have reproduced the Staff’s comments in full below, and each comment is followed by the Company’s response. References to page numbers within the Company’s responses are to the pages of the amended registration statement on Form S-3. This amendment is being filed in connection with these responses.

We would like to call the Staff’s attention to the revised discussion on pages 15 through 26 of Amendment No. 1. The Company has decided that it may determine to issue additional notes from the indenture dated June 26, 2003 with Wells Fargo Bank National Association, as trustee. Therefore, the Company has included in the prospectus which forms a part of Amendment No. 1 a separate discussion on this indenture. This indenture was included in the Company’s Registration Statement on Form S-4 (File No. 333-107373) filed July 25, 2003. This Form S-4 and the disclosure relating to the indenture was reviewed by the Staff and was declared effective on November 10, 2003.

Securities and Exchange Commission
June 10, 2005

General

1.	We note that Mobile Mini, Inc. or Mobile Mini discloses only general terms and provisions of the securities offered under the registration statement and may describe particular terms and provisions in the prospectus supplement. We reserve the right to review any prospectus supplement that is filed relating to the securities being offered under the registration statement.

         Response: We note the Staff’s comment.

2.	If applicable, we would expect any prospectus supplement to provide clear and reasonably detailed disclosure of these items:

•	The nature and scope of any event of default provisions attached to the offered securities, including the specific types of events protected against and the specific types of events not protected against.

•	The material effects of any change in control or poison put provisions.

•	The material effects on Mobile Mini’s debt securities, including the offered securities, if there is any anti-takeover device relating to Mobile Mini’s equity securities.

•	In the case of listed securities, whether there is any assurance that the listing will be obtained, and, if obtained, whether there is any assurance that an active trading market in the offered securities will develop or continue.

•	The material tax matters relating to the offered securities and the material effects for their holders.

•	Confirmation before the registration statement’s effectiveness that Mobile Mini will file a tax opinion if securities are offered with original issue discount or other material tax consequences.

•	The current amount of the total indebtedness obligations as of the most recent date practicable and any intent or plan to incur additional indebtedness in the future.

Securities and Exchange Commission
June 10, 2005

•	Any material risks and the material effects on the offered securities and their holders if Mobile Mini’s existing credit arrangements contain provisions for interest rate hedging.

•	The potential material effects on the offered securities and their holders if there is a bankruptcy, insolvency, or reorganization involving Mobile Mini.

Response: To the extent applicable, the Company will include the above disclosure in any prospectus supplement. In addition, as noted above, the Company may issue notes from the existing indenture dated June 26, 2003 with Wells Fargo Bank, as trustee. The Company has complied with the applicable aspects of this comment in its discussion of the existing indenture in the prospectus and will so comply in connection with any prospectus supplement(s) in connection with additional securities issued under their indenture.

3.	Give us a confirmation before the registration statement’s effectiveness that Mobile Mini will file appropriate opinion(s) of counsel with every takedown from the registration statement. You may file the opinion(s) under Rule 462(d) of Regulation C under the Securities Act or under cover of Form 8-K. See Release No. 33-6174, footnote 47.

Response: Consistent with its requirements under the federal securities laws, Mobile Mini will file appropriate opinion(s) of counsel with every takedown from the registration statement.

4.	Where the offered securities involve the issuance of a novel or complex security, we may have comments on the disclosure in the prospectus supplement or supplements. If Mobile Mini is contemplating such an offering and would prefer our review of the disclosure in preliminary form rather than in the definitive prospectus supplement, submit the proposed prospectus supplement to us before the intended offering date.

Response: The Company appreciates the willingness of the Staff to review a prospectus supplement involving novel or complex securities on a preliminary basis and if the Company determines to issue a novel or complex security, it may seek such review.

Prospectus’ Outside Front Cover Page

Securities and Exchange Commission
June 10, 2005

5.	We note the statement that “The prospectus supplement may also add, update or change information contained in this prospectus.” Since a prospectus supplement may supplement but may not contradict, modify, or replace information in the prospectus, revise.

Response: The Company has revised the Cover Page of Amendment No. 1 to delete the above referenced language.

Forward-Looking Statements, page 3

6.	We are not making any determination whether the disclosure, including, for example, cautionary language or the disclosure’s placement, satisfies the sections’ requirements if the registration statement states that it:

•	Includes forward-looking statements within the meaning of section 27A of the Securities Act and section 21E of the Exchange Act.

•	Otherwise makes reference to those provisions.

•	Makes reference to the Private Securities Litigation Reform Act of 1995 generally.

Response: The Company notes your comment and understands that the Staff is not making any determination on whether the disclosure satisfies §§ 27A of the Securities Act and 21E of the Exchange Act.

Description of Capital Securities, page 5

7.	We note the statement in this section’s first paragraph that “The rights of our capital stock are defined by our Amended and Restated Certificate of Incorporation (‘Certificate of Incorporation”), our Bylaws, as amended, and the provisions of the Delaware General Corporation Law.” Revise the disclosure that can be read to imply that investors do not have rights under the United States federal securities laws about the capital stock’s description in the prospectus.

Response: We have revised the disclosure on page 5 of Amendment No. 1 to delete any disclosure that can be read to imply that investors do not have rights under the federal securities laws.

Securities and Exchange Commission
June 10, 2005

Preferred Stock, page 6

8.	We note your disclosure on page 6 that you may issue shares of preferred stock that are convertible or exchangeable for other securities. Note that shares of preferred stock may not be issued for “other securities” that have not been registered under the registration statement unless the shares convertible into the other securities are not legally exercisable immediately or within one year of the date of sale of the preferred stock. Also, all of the underlying types of securities into which the preferred stock may be converted must be identified with specificity in the registration statement.

Response: If the Company issues preferred stock that is convertible or exchangeable for any other security, the underlying security will be registered unless the preferred stock cannot be converted or exchanged for at least one year from date of the sale of the preferred stock. If shares of preferred stock are convertible or exchangeable into another security, we will include disclosure on the material provisions of the underlying security in a prospectus supplement.

Description of Debt Securities, page 8

9.	Provide a brief description in any prospectus supplement of any covenants or provisions in the governing indenture that may afford a debt holder protection if there is a highly leveraged transaction, reorganization, restructuring, merger, or similar transaction involving Mobile Mini. Otherwise, disclose prominently in any prospectus supplement that the provisions of the governing indenture do not afford holders of the debt securities protection if there is a highly leveraged transaction, reorganization, restructuring, merger, or similar transaction involving Mobile Mini. Address the applicability of the covenants or provisions and the ability of Mobile Mini’s board of directors or the trustee to waive the covenants or provisions. Also address whether the covenants or provisions may have limited applicability if there is a leveraged buyout initiated or supported by Mobile Mini, Mobile Mini’s management, or any affiliate of Mobile mini or management.

Response: To the extent applicable, the Company will include the above disclosure in a prospectus supplement. In addition, the Company has included disclosure consistent with this

Securities and Exchange Commission
June 10, 2005

comment in its discussion on the existing indenture with Wells Fargo Bank as trustee. Please refer to pages 15 through 17.

10.	If a prospectus supplement relates to debt that includes a term providing for redemption at the option of the holder, give appropriate consideration to whether an offer to purchase under such a term will constitute an issuer tender offer. If so, disclose that the offer will comply with any applicable regulations under the United States federal securities laws, including Rule 14e-1 under the Exchange Act.

Response: The Company has complied with this comment in its discussion on the existing indenture with Wells Fargo Bank on page 17. In addition, if the Company issues debt securities under any other indenture that contain a put option, we will comply with all applicable federal securities laws, including Rule 14e-1, and we will include appropriate disclosure in any prospectus supplement.

11.	If a prospectus supplement relates to debt that includes a term providing for redemption at the option of the holder or repurchase or acceleration upon the occurrence of a triggering event or failure to maintain a particular financial ratio, provide adequate disclosure of any other liabilities that would have to be repaid and any consents or waivers that would have to be obtained before or concurrently with the triggered debt repurchase, repayment, or acceleration. Disclose any other potential limitations of Mobile Mini’s financial ability to comply with its obligations arising from such an occurrence.

Response: The Company has complied with this comment in its discussion on the existing indenture with Wells Fargo Bank on pages 15 through 20. In addition, if the Company issues debt securities under any other indenture, the Company will include the above disclosure in a prospectus supplement if applicable.

Consolidation, Merger of Sale of Assets, page 14

12.	Quantify the words “substantially all” as used for Mobile Mini’s property and assets. Alternatively, provide disclosure of the words’ established meaning under applicable state law. If an established meaning is unavailable, provide disclosures of the consequences or effects of the uncertainty on debt holders’ ability to determine whether a sale of substantially all of Mobile Mini’s property and assets has occurred.

Securities and Exchange Commission
June 10, 2005

Response: On pages 14, 17 and 24 of Amendment No. 1, we have revised the registration statement to comply with this comment.

Exhibit 5.1

13.	Have counsel confirm in writing that counsel concurs with our understanding that the reference and limitation to the General Corporation Law of the State of Delaware includes the statutory provisions and all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws.

Response: Counsel confirms your understanding that the reference to the General Corporation Law of the State of Delaware includes the statutory provisions and all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws.

14.	We note the exception under (iii) in the second paragraph under 13. Since the exception appears unusual, tell us why the exception is necessary and why the standard bankruptcy exception and equitable principles limitation are not sufficient. Further, tell us what consideration you have given to disclosure of the exception under (iii) in the prospectus.

Response: Exhibit 5.1 has been revised to delete exception (iii) on page 5 of the opinion.

15.	Revise the opinion to include the guarantees and the enforceability of the preferred share purchase rights associated with the common stock.

Response: We have revised Exhibit 5.1 to comply with this comment.

Amendment No. 1 includes an updated consent of Ernst & Young LLP. If you have any questions regarding any of the matters set forth in this letter or in Amendment No. 1 to the Company’s Registration Statement on Form S-3, please call Michael McCoy at (602) 364-7176 or the undersigned at (602) 364-7454. We believe that the Company has complied with the Staff’s comments, and is

Securities and Exchange Commission
June 10, 2005

looking forward to having the registration statement declared effective at the earliest practicable time. Thank you for your attention to this matter.

Very truly yours,

Joseph P. Richardson

MRM:ccb

Copies with enclosure to:

     Lawrence Trachtenberg